Operating Expenses - Schedule of Operating Expenses (Details) - CAD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Operating Expenses [Abstract]
Other operating expenses	[1]	$ 41,983	$ 30,641	$ 95,272	$ 75,551
Compensation and employee benefits	[2]	25,974	22,439	75,672	70,065
Cost of equipment sales	[3]	445	233	2,451	942
Cost of third-party satellites	[4]	5,350	4,539	17,421	14,892
Operating expenses		$ 73,752	$ 57,852	$ 190,816	$ 161,450

[1]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the three and nine months ended September 30, 2026 included $0.2 million and $1.4 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (three and nine months ended September 30, 2025 — $0.5 million and $1.5 million).
[2]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.
[3]	Cost of equipment sales included the cost of equipment and other costs directly attributable to fulfilling the Company’s obligations under customer contracts, excluding the cost of third-party satellite capacity.
[4]	Cost of third-party satellites included the cost of third-party satellite capacity acquired to fulfill customer capacity requirements.